ACQUISITION	3 Months Ended
Jun. 30, 2016
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
3.	ACQUISITION

On April 21, 2016, the Company acquired 100% of the common and preferred shares of IMT, through a transaction where Bionik Mergerco merged with and into IMT, with IMT surviving the Merger as a wholly-owned subsidiary of Bionik.

Subject to the indemnification and escrow arrangements described in the Merger Agreement, Bionik has issued (or has reserved for issuance) an aggregate of 23,650,000 shares of Company Common Stock in exchange for all shares of IMT Common Stock and IMT Preferred Stock outstanding immediately prior to April 21, 2016. 12,339,843 common shares of the 23,650,000 were issued at June 30, 2016, and the remaining 11,310,157 common shares were issued subsequent to June 30, 2016.

Bionik also assumed each of the 3,895,000 options to acquire IMT Common Stock granted under IMT’s equity incentive plan or otherwise issued by IMT. These options were exchanged for purchase an aggregate of 3,000,000 shares of Company Common Stock, of which 1,000,000 have an exercise price of $0.25, 1,000,000 have an exercise price of $0.95 and 1,000,000 have an exercise price of $1.05. Stock compensation expense on vested options of $2,582,890 was recorded on the options exchanged and this amount is included in the acquisition equation.

The Company acquired the assets of IMT, which also included five licensed patents, a MIT Licence Agreement, three FDA listed products, a FDA inspected manufacturing facility, extensive clinical and sales data, a sales group and international distributors. Due to the complexities in identifying and valuing the intangible assets acquired, the Company has not yet finalized the purchase price allocation. At this time the Company is not practicably able to estimate the fair value of each identifiable asset. The Company has retained an independent valuator to determine the purchase price allocation. At this time the Company anticipates the intangible assets to consist of clinical data, sales data, license and patents/technology acquired and any excess to result in goodwill.

The following sets forth the preliminary purchase price allocation based on management’s best estimates of fair value, including a summary of major classes of consideration transferred and the recognized amounts of assets acquired and liabilities assumed at the acquisition date.
As at
April 21, 2016
$
Consideration Paid:
Fair value of 23,650,000 common shares (a)	23,177,000
Fair value of vested stock options (b)	2,582,890
25,759,890

Allocation of purchase price:
Assets Acquired:
Cash and cash equivalents	266,635
Accounts receivable	6,490
Inventories	188,879
Prepaid expenses and other current assets	16,839
Equipment	59,749

Liabilities assumed:
Accounts payable	(241,299)
Accrued liabilities	(361,029)
Customer deposits	(86,487)
Demand notes payable	(324,894)
Promissory notes payable	(217,808)
Bionik advance	(1,436,164)
Net assets acquired	(2,129,089)
Intangible assets and goodwill	27,888,979
25,759,890

(a)	The fair value of common shares is based on $0.98 the closing market price of the Company’s shares on April 21, 2016.

(b)
The fair value of the vested stock options was determined using the Black Scholes option pricing model with the following key assumptions: a risk free rate of 1.59%, dividend and forfeiture rates of 0% and expected volatility of 114% which is consistent with the Company’s assumptions (Note 10).

The amount of IMT’s revenue and net loss and comprehensive loss included in the Company’s condensed consolidated interim statements of operations and comprehensive loss for the three month period ended June 30, 2016 are as follows:

For the period
April 21 - June 30, 2016
(unaudited)

Revenue	$162,588

Net loss and comprehensive loss	$(292,634)

Pro forma results of operations

The following unaudited pro forma financial information presents combined results of operations for each of the periods presented as if the Merger had been completed April 1, 2016. The pro forma data is for informational purposes only and is not necessarily indicative of the consolidated results of operations of the combined business had the Merger actually occurred on April 1, 2016 or the results of future operations of the combined business. For instance, planned or expected operational synergies following the Merger are not reflected in the pro forma information. Consequently, actual result will differ from the unaudited pro forma information presented below.

	Three Months Ended June 30,
	2016	2015

	(unaudited)

Revenue	$166,028	$438,414

Net loss and comprehensive loss	$(407,245)	$(124,548)

*There were no material or nonrecurring adjustments in the supplemental pro forma revenue or results of operations as shown above.